Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	25,203,396	25,088,414
Ordinary shares, outstanding	25,203,396	25,088,414